Other investments - Disclosure of detailed information about other investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Investments [Line Items]
Total	$ 67,886	$ 109,603
Fair value through profit or loss (warrants) [Member]
Other Investments [Line Items]
Balance - January 1	3,348	8,092
Acquisitions	1,085	3,093
Exercise	(1,055)	0
Change in fair value	(1,089)	(7,837)
Deemed disposal	(589)	0
Balance - December 31	1,700	3,348
Fair value through other comprehensive income (shares) [Member]
Other Investments [Line Items]
Balance - January 1	104,055	106,841
Acquisitions	27,259	14,453
Transfer From Associates	9,676	46,625
Change in fair value	13,287	(29,773)
Transfer to associates	0	(7,048)
Disposals - Share Repurchase	(90,546)	0
Disposals	(6,322)	(27,043)
Balance - December 31	57,409	104,055
Amortized cost [Member]
Other Investments [Line Items]
Balance - January 1	2,200	200
Acquisitions	8,778	2,000
Transfer to short-term investments	(2,200)	0
Balance - December 31	$ 8,778	$ 2,200